MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO  SEMIANNUAL REPORT


                                                                 August 15, 2000
Dear Contract Owner,

We are pleased to present you with the semiannual report for Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") for the six-month period ended June 30, 2000.


MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC]
There was a great deal of volatility in the capital markets in the first half of this year, in part because of the tug of war between interest rate expectations and the outlook for corporate profits. Daily price swings of one or two percent of index values became the norm in the latter part of the period. The NASDAQ Composite, buffeted by shifting values among dot-com enterprises, ended the six-month period down 2.54%. The Dow Jones Industrial Average (Dow) lost 8.54% and Standard & Poor's 500 Index (S&P 500), a broader market gauge, was down just 0.43% for the period.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 6/30/00

                                 6 Months          1 Year          Inception*
--------------------------------------------------------------------------------
Class H                            0.61%            6.76%             25.45%
Class I                            0.48             6.64              12.44
S&P 500 Index                     -0.43             7.24              24.22
--------------------------------------------------------------------------------


* Inception: since commencement of issuance on September 28, 1998 for Class H shares and January 5, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

The investment return and the principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized. Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999, and the period from January 1, 2000 through February 29, 2000, the Portfolio's adviser voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

PORTFOLIO HIGHLIGHTS

At the start of the reporting period, on Monday, January 3, 2000, the Equity Risk Premium (ERP) registered 4.80%, below the level for a dominant position in equities. Based on this reading, the Portfolio moved from its previous allocation of 75% equities and 25% in 30-day Treasury bills and began the reporting period with 50% in equities and 50% in 5-year U.S. Treasury notes. In February, the Bond Risk Premium declined to 0.47%. Based on this reading, the fixed-income portion of the Portfolio changed to three-month Treasury bills. The 50% equity allocation held steady throughout the reporting period.

SEMIANNUAL REPORT

Based on an increase in the Equity Risk Premium from 4.45% to 5.05% at the end of the reporting period, the Portfolio has begun the next reporting period by shifting from a 50-50 weighting of stocks and cash to a weighting of 75% stocks and 25% cash. Based on the Bond Risk Premium (BRP) of 0.20%, cash continues to be the preferred asset class and the Portfolio's cash component remains in 30-day Treasury bills.

A stock allocation of less than 100% does not necessarily signal the end of this leg of the bull market. But an Equity Risk Premium of 5.0% to 5.5% does indicate a more "fully valued" range. If the Equity Risk Premium returns to 5.5% or higher, the Portfolio again will be fully invested in stocks. On the other hand, if the Equity Risk Premium declines further, the Portfolio could shift to a greater allocation in either cash or bonds. A shift away from stocks would depend upon future short-term interest rate moves, stock market valuations and changes in dividend growth expectations.

The fundamental reasons for owning the Portfolio have not changed: greater stock market participation when the growth potential of stocks outweighs the potential risks. This approach, market participation with an eye on capital protection, makes the Portfolio a good long-term equity market investment.

HOW THE PORTFOLIO WORKS

The Portfolio attempts to outperform the S&P 500 Index (the "Index") over the long term, with less volatility over the course of a full market cycle, by shifting assets between stocks and bonds or cash. Management employs the Tactical Allocation Model (the "Model") to determine the Portfolio's asset mix between an equity portion designed to track the performance of the Index and a fixed-income portion consisting of either bonds (five-year U.S. Treasury notes) or cash (30-day U.S. Treasury bills). The Portfolio may deviate from the recommendations of the Model in certain instances, including meeting diversification requirements. For example, the Portfolio may not invest more than 55% of its total assets in U.S. Treasury obligations, even if the Model indicates a higher percentage.

The Model is a systematic, quantitative approach to calculating the risk premium of stocks and bonds. The Model compares the expected return of the stock market and of bonds with the "risk-free" asset (the one-year Treasury bill) to determine the equity risk premium (ERP) and bond risk premium (BRP). The ERP reflects whether investors are being compensated adequately for the risk of owning stocks. If so, the Portfolio will invest in the stock market in order to take advantage of the return potential that stocks provide.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO  SEMIANNUAL REPORT


PORTFOLIO STATISTICS


PORTFOLIO CHARACTERISTICS*                        6/30/00            12/31/99
--------------------------------------------------------------------------------
Equities                                           50.0%               76.0%
Cash Equivalents                                   50.0%               24.0%
Number of Holdings                                  468                 471
P/E Ratio(1)                                       27.6x               32.1x
Turnover Rate                                       104%                110%
Equity Risk Premium                                4.56%               4.80%
Bond Risk Premium                                  0.22%               0.52%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS*                6/30/00                                12/31/99
--------------------------------------------------------------------------------
General Electric                   2.1%     Microsoft                      3.7%
Intel                              1.8      General Electric               3.1
Cisco Systems                      1.8      Cisco Systems                  2.2
Microsoft                          1.7      Wal Mart Stores                1.9
Pfizer                             1.2      Exxon Mobil                    1.7
Exxon Mobil                        1.1      Intel                          1.7
Oracle Systems                     1.0      Lucent Technologies            1.5
Wal Mart Stores                    1.0      Citigroup                      1.2
Citigroup                          0.8      IBM                            1.2
Nortel Networks                    0.8      America Online                 1.0
--------------------------------------------------------------------------------
Total                             13.3      Total                         19.2

TOP FIVE SECTORS*             6/30/00                                   12/31/99
--------------------------------------------------------------------------------
Technology                      16.9%      Technology                      23.7%
Financial Services               8.7       Financial Services              13.4
Consumer Cyclicals               5.6       Consumer Cyclicals              10.2
Healthcare                       5.5       Utilities                        7.5
Utilities                        4.2       Healthcare                       6.9
--------------------------------------------------------------------------------
Total                           40.9       Total                           61.7

* Percentages of net assets as of the dates indicated. Portfolio weightings reflect the weightings of the S&P 500 Index and will vary over time. The Portfolio's asset allocation is actively managed according to the Model and will vary over time.
(1) Price-to-earnings (P/E) ratio.

SEMIANNUAL REPORT


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Margo Alexander                    /s/ Brian M. Storms

MARGO ALEXANDER                        BRIAN M. STORMS
Chairman and                           President and
Chief Executive Officer                Chief Operating Officer
Mitchell Hutchins                      Mitchell Hutchins
Asset Management Inc.                  Asset Management Inc.



This letter is intended to assist shareholders in understanding how the Portfolio performed during the six-month period ended June 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


PORTFOLIO OF INVESTMENTS                                JUNE 30, 2000(UNAUDITED)

NUMBER OF
 SHARES                                                        VALUE
---------                                                    -----------
COMMON STOCKS--49.95%+

AGRICULTURE, FOOD & BEVERAGE--1.56%
    2,800  Archer-Daniels-Midland Co. ..................     $    27,475
    1,200  Bestfoods Co. ...............................          83,100
    1,900  Campbell Soup Co. ...........................          55,337
   11,000  Coca-Cola Co. ...............................         631,812
    1,900  Coca-Cola Enterprises, Inc. .................          30,994
    2,200  Conagra, Inc. ...............................          41,938
    1,300  General Mills, Inc. .........................          49,725
    1,600  Heinz, H. J. and Co. ........................          70,000
      600  Hershey Foods Corp. .........................          29,100
    1,800  Kellogg Co. .................................          53,550
    6,400  Pepsico, Inc. ...............................         284,400
      600  Quaker Oats Co. .............................          45,075
    1,500  RJR Nabisco Group Holdings Corp. ............          38,906
    3,900  Sara Lee Corp. ..............................          75,319
      600  Supervalue, Inc. ............................          11,438
    1,500  Sysco Corp. .................................          63,187
    2,500  Unilever N.V. ...............................         107,500
      500  Wrigley, Wm. Jr. Co. ........................          40,094
                                                             -----------
                                                               1,738,950
                                                             -----------
AIRLINES--0.09%
      700  AMR Corp.* ..................................          18,506
      500  Delta Air Lines, Inc. .......................          25,281
    2,200  Southwest Airlines Co. ......................          41,663
      300  US Airways Group, Inc.* .....................          11,700
                                                             -----------
                                                                  97,150
                                                             -----------
ALCOHOL--0.26%
    2,000  Anheuser-Busch Companies, Inc. ..............         149,375
      300  Brown Forman Corp., Class B .................          16,125
      200  Coors Adolph Co. ............................          12,100
    1,900  Seagram Company Ltd. ........................         110,200
                                                             -----------
                                                                 287,800
                                                             -----------
APPAREL, RETAIL--0.18%
    3,800  Gap, Inc. ...................................         118,750
    1,900  Limited, Inc. ...............................          41,088
      600  Nordstrom, Inc. .............................          14,475
    1,400  TJX Companies, Inc. .........................          26,250
                                                             -----------
                                                                 200,563
                                                             -----------
APPAREL, TEXTILES--0.06%
      300  Liz Claiborne, Inc. .........................          10,575
    1,200  Nike, Inc. ..................................          47,775
      600  V. F. Corp. .................................          14,288
                                                             -----------
                                                                  72,638
                                                             -----------
BANKS--2.97%
    1,800  AmSouth Bancorporation ......................          28,350
    3,300  Bank of New York Company Inc. ...............         153,450
    5,100  Bank One Corp. ..............................         135,469
    7,300  BankAmerica Corp. ...........................         313,900
    1,600  BB & T Corp. ................................          38,200
    1,000  Charter One Financial Inc. ..................          23,000
    5,500  Chase Manhattan Corp. .......................         253,344
   15,000  Citigroup, Inc. .............................         903,750
      700  Comerica, Inc. ..............................          31,412
    1,400  Fifth Third Bancorp .........................          88,550
    4,400  First Union Corp. ...........................         109,175
    4,300  Firstar Corp. ...............................          90,569
    4,000  FleetBoston Financial Corp. .................         136,000
    1,000  Huntington Bancshares, Inc. .................          15,813
      700  J.P. Morgan & Company, Inc. .................          77,087
    2,000  KeyCorp. ....................................          35,250
    2,200  Mellon Financial Corp. ......................          80,162
    2,700  National City Corp. .........................          46,069
    1,000  Northern Trust Corp. ........................          65,062
      630  Old Kent Financial Corp. ....................          16,853
    1,300  PNC Bank Corp. ..............................          60,937
    1,000  Regions Financial Corp. .....................          19,875
      800  SouthTrust Corp. ............................          18,100
      700  State Street Corp. ..........................          74,244
      800  Summit Bancorp, Inc. ........................          19,700
    1,300  Suntrust Banks, Inc. ........................          59,394
    1,300  Synovus Financial Corp. .....................          22,912
      600  Union Planters Corp. ........................          16,763
    3,300  US Bancorp, Inc. ............................          63,525
      900  Wachovia Corp. ..............................          48,825
    7,100  Wells Fargo and Co. .........................         275,125
                                                             -----------
                                                               3,320,865
                                                             -----------
CHEMICALS--1.07%
    1,000  Air Products & Chemicals, Inc. ..............          30,813
      400  Ashland, Inc. ...............................          14,025
      500  Avery Dennison Corp. ........................          33,562
    3,000  Dow Chemical Co. ............................          90,562
    4,700  DuPont (E.I.) de Nemours & Co. ..............         205,625
      400  Eastman Chemical Co. ........................          19,100
      600  Ecolab, Inc. ................................          23,438
      600  Engelhard Corp. .............................          10,238
      200  FMC Corp.* ..................................          11,600
      700  Goodyear Tire & Rubber Co. ..................          14,000
      300  Great Lakes Chemical Corp. ..................           9,450
      500  Hercules, Inc. ..............................           7,031
    1,400  Illinois Tool Works, Inc. ...................          79,800
      400  Kerr-McGee Corp. ............................          23,575
    1,800  Minnesota Mining &
             Manufacturing Co. .........................         148,500
    5,600  Pharmacia Corp. .............................         289,450
      800  PPG Industries, Inc. ........................          35,450


                                                                               5


MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


NUMBER OF
 SHARES                                                         VALUE
---------                                                    -----------
COMMON STOCKS--(CONTINUED)

CHEMICALS--(CONCLUDED)
      700  Praxair, Inc. ...............................     $    26,206
    1,000  Rohm & Haas Co. .............................          34,500
      400  Sealed Air Corp.* ...........................          20,950
      800  Sherwin-Williams Co. ........................          16,950
      600  Union Carbide Corp. .........................          29,700
      500  Vulcan Materials Co. ........................          21,344
                                                             -----------
                                                               1,195,869
                                                             -----------
COMPUTER HARDWARE--4.89%
    1,600  3Com Corp.* .................................          92,200
      500  Adaptec Inc.* ...............................          11,375
    1,500  Apple Computer, Inc.* .......................          78,563
    1,000  Broadcom Corp. ..............................         218,813
      800  Cabletron Systems, Inc.* ....................          20,200
   30,900  Cisco Systems Inc.* .........................       1,964,081
    7,600  Compaq Computer Corp. .......................         194,275
   11,400  Dell Computer Corp.* ........................         562,162
    9,600  EMC Corp.* ..................................         738,600
    1,400  Gateway, Inc.* ..............................          79,450
    4,400  Hewlett-Packard Co. .........................         549,450
      600  Lexmark International Group, Inc.* ..........          40,350
    1,400  Network Appliance, Inc.* ....................         112,700
    1,200  Pitney Bowes, Inc. ..........................          48,000
    1,000  Seagate Technology, Inc.* ...................          55,000
    7,000  Sun Microsystems, Inc.* .....................         636,562
    3,000  Xerox Corp. .................................          62,250
                                                             -----------
                                                               5,464,031
                                                             -----------
COMPUTER SOFTWARE--4.11%
      500  Adobe Systems, Inc. .........................          65,000
      300  Autodesk, Inc. ..............................          10,406
    1,100  BMC Software, Inc.* .........................          40,133
      800  Citrix Systems, Inc.* .......................          15,150
    2,600  Computer Associates
             International, Inc. .......................         133,087
    1,600  Compuware Corp.* ............................          16,600
    7,900  International Business
             Machines Corp. ............................         865,544
      400  Mercury Interactive Corp.* ..................          38,708
   23,400  Microsoft Corp.* ............................       1,872,000
      400  NCR Corp.* ..................................          15,575
    1,500  Novell, Inc.* ...............................          13,875
   12,600  Oracle Systems Corp.* .......................       1,059,187
    1,200  Parametric Technology Corp.* ................          13,200
    1,200  Peoplesoft, Inc.* ...........................          20,100
      600  Sabre Holdings Corp.* .......................          17,100
      300  Sapient Corp.* ..............................          32,081
      900  Siebel Systems Inc.* ........................         147,206
    1,400  Unisys Corp.* ...............................          20,388
    1,700  Veritas Software Co.* .......................         192,127
                                                             -----------
                                                               4,587,467
                                                             -----------
CONSTRUCTION--0.05%
      300  Centex Corp. ................................           7,050
      400  Fluor Corp. .................................          12,650
    2,100  Masco Corp. .................................          37,931
                                                             -----------
                                                                  57,631
                                                             -----------
CONSUMER DURABLES--0.06%
      400  Black & Decker Corp. ........................          15,725
      400  Grainger, W.W., Inc. ........................          12,325
      900  Leggett & Platt, Inc. .......................          14,850
      400  Maytag Corp. ................................          14,750
      300  Whirlpool Corp. .............................          13,988
                                                             -----------
                                                                  71,638
                                                             -----------
DEFENSE & AEROSPACE--0.32%
    4,000  Boeing Co. ..................................         167,250
      900  General Dynamics Corp. ......................          47,025
      500  Goodrich, B.F., Co. .........................          17,031
    1,800  Lockheed Martin Corp. .......................          44,663
      300  Northrop Grumman Corp. ......................          19,875
    1,600  Raytheon Co., Class B .......................          30,800
      600  TRW, Inc. ...................................          26,025
                                                             -----------
                                                                 352,669
                                                             -----------
DIVERSIFIED RETAIL--1.40%
    2,000  Costco Wholesale Corp.* .....................          66,000
    1,000  Federated Department Stores, Inc.* ..........          33,750
    1,200  J.C. Penney, Inc. ...........................          22,125
    2,300  K Mart Corp.* ...............................          15,669
    1,500  Kohls Corp.* ................................          83,437
    1,500  May Department Stores Co. ...................          36,000
    1,600  Sears Roebuck & Co. .........................          52,200
    2,000  Target Corp. ................................         116,000
   19,800  Wal Mart Stores, Inc. .......................       1,140,975
                                                             -----------
                                                               1,566,156
                                                             -----------
DRUGS & MEDICINE--3.97%
      600  Allergan, Inc. ..............................          44,700
    5,800  American Home Products Corp. ................         340,750
    4,600  Amgen, Inc.* ................................         323,150
      700  Biogen Inc.* ................................          45,150
    8,800  Bristol-Myers Squibb Co. ....................         512,600
    1,200  Cardinal Health, Inc. .......................          88,800
    5,000  Lilly, Eli & Co. ............................         499,375
    1,300  McKesson HBOC, Inc. .........................          27,219
      900  Medimmune Inc. ..............................          66,600
   10,200  Merck & Co., Inc. ...........................         781,575
   28,000  Pfizer, Inc. ................................       1,344,000

6


MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                         VALUE
---------                                                    -----------
COMMON STOCKS--(CONTINUED)

DRUGS & MEDICINE--(CONCLUDED)
    6,500  Schering-Plough Corp. .......................     $   328,250
      400  Sigma-Aldrich Corp. .........................          11,700
      400  Watson Pharmaceuticals, Inc.* ...............          21,500
                                                             -----------
                                                               4,435,369
                                                             -----------
ELECTRIC UTILITIES--0.79%
    1,900  AES Corp.* ..................................          86,687
      600  Ameren Corp. ................................          20,250
    1,400  American Electric Power, Inc. ...............          41,475
      700  Cinergy Corp. ...............................          17,806
      500  CMS Energy Corp. ............................          11,063
      900  Consolidated Edison, Inc. ...................          26,663
      700  Constellation Energy Group, Inc. ............          22,794
      700  CP & L Energy, Inc. .........................          22,356
      700  DTE Energy Co. ..............................          21,394
    1,600  Duke Energy Corp. ...........................          90,200
    1,500  Edison International, Inc. ..................          30,750
    1,000  Entergy Corp. ...............................          27,187
    1,100  FirstEnergy Corp. ...........................          25,713
      400  Florida Progress Corp. ......................          18,750
      800  FPL Group, Inc. .............................          39,600
      600  GPU Inc.. ...................................          16,238
      500  New Century Energies Inc. ...................          15,000
      800  Niagara Mohawk Holdings, Inc.* ..............          11,150
      700  Northern States Power Co. ...................          14,131
      700  PECO Energy Co. .............................          28,219
    1,700  PG&E Corp. ..................................          41,862
      400  Pinnacle West Capital Corp. .................          13,550
      700  PPL Corp. ...................................          15,356
    1,000  Public Service Enterprise Group, Inc. .......          34,625
    1,300  Reliant Energy, Inc. ........................          38,431
      900  Sempra Energy ...............................          15,300
    2,900  Southern Co. ................................          67,606
    1,200  Texas Utilities Co. .........................          35,400
      800  Unicom Corp. ................................          30,950
                                                             -----------
                                                                 880,506
                                                             -----------
ELECTRICAL EQUIPMENT--3.36%
    1,500  ADC Telecommunications Inc.* ................         125,812
    2,000  Agilent Technologies, Inc. ..................         147,500
      400  Andrew Corp.* ...............................          13,425
      700  Comverse Technology, Inc.* ..................          65,100
    1,200  Corning, Inc. ...............................         323,850
      600  Danaher Corp. ...............................          29,663
      900  Dover Corp. .................................          36,506
      300  Eaton Corp. .................................          20,100
    3,500  Honeywell, Inc. .............................         117,906
      400  Johnson Controls, Inc. ......................          20,525
      800  KLA-Tencor Corp. * ..........................          46,850
   14,500  Lucent Technologies, Inc. ...................         859,125
      200  Millipore Corp. .............................          15,075
      900  Molex Inc. ..................................          43,313
    9,600  Motorola, Inc. ..............................         279,000
   13,400  Nortel Networks Corp (1) ....................         914,550
      900  PE Corp. ....................................          59,288
    3,300  Qualcomm, Inc.* .............................         198,000
      700  Sanmina Corp.* ..............................          59,850
      700  Scientific-Atlanta, Inc. ....................          52,150
    2,700  Solectron Corp.* ............................         113,062
      200  Tektronix, Inc. .............................          14,800
    1,800  Tellabs, Inc.* ..............................         123,187
      800  Teradyne, Inc.* .............................          58,800
      700  Thermo Electron Corp.* ......................          14,744
                                                             -----------
                                                               3,752,181
                                                             -----------
ELECTRICAL POWER--0.17%
      900  American Power Conversion Corp.* ............          36,731
      500  Cooper Industries, Inc. .....................          16,281
    1,900  Emerson Electric Co. ........................         114,713
      900  Rockwell International Corp. ................          28,350
                                                             -----------
                                                                 196,075
                                                             -----------
ENERGY RESERVES & PRODUCTION--2.09%
      400  Amerada Hess Corp. ..........................          24,700
      600  Anadarko Petroleum Corp. ....................          29,588
      500  Apache Corp. ................................          29,406
    1,000  Burlington Resources, Inc. ..................          38,250
    2,900  Chevron Corp. ...............................         245,956
   15,400  Exxon Mobil Corp. ...........................       1,208,900
    1,700  Occidental Petroleum Corp. ..................          35,806
    1,100  Phillips Petroleum Co. ......................          55,756
    9,500  Royal Dutch Petroleum Co., ADR ..............         584,844
      700  Tosco Corp. .................................          19,819
    1,100  Union Pacific Resources Group, Inc. .........          24,200
    1,100  Unocal Corp. ................................          36,437
                                                             -----------
                                                               2,333,662
                                                             -----------
ENTERTAINMENT--0.46%
    2,700  Carnival Corp. ..............................          52,650
    6,800  Viacom, Inc., Class B* ......................         463,675
                                                             -----------
                                                                 516,325
                                                             -----------
ENVIRONMENTAL SERVICES--0.06%
      900  Allied Waste Industries Inc.* ...............           9,000
    2,800  Waste Management, Inc. ......................          53,200
                                                             -----------
                                                                  62,200
                                                             -----------
FINANCIAL SERVICES--3.26%
    5,900  American Express Co. ........................         307,537
    1,100  AON Corp. ...................................          34,169
    3,200  Associates First Capital Corp. ..............          71,400

                                                                               7


MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                         VALUE
---------                                                    -----------
COMMON STOCKS--(CONTINUED)

FINANCIAL SERVICES--(CONCLUDED)
      900  Capital One Financial Corp. .................     $    40,163
    3,200  Cendant Corp.* ..............................          44,800
      700  Convergys Corp. .............................          36,313
      500  Countrywide Credit Industries, Inc. .........          15,156
    3,100  Federal Home Loan Mortgage Corp. ............         125,550
    4,500  Federal National Mortgage
             Association ...............................         234,844
   43,900  General Electric Co. ........................       2,326,700
      400  H&R Block, Inc. .............................          12,950
    2,100  Household International, Inc. ...............          87,281
    1,200  Marsh & McLennan Companies, Inc. ............         125,325
    3,600  MBNA Corp. ..................................          97,650
      600  Providian Financial Corp. ...................          54,000
      700  SLM Holding Corp. ...........................          26,206
                                                             -----------
                                                               3,640,044
                                                             -----------
FOOD RETAIL--0.23%
    1,900  Albertson's, Inc. ...........................          63,175
    3,700  Kroger Co.* .................................          81,631
    2,200  Safeway, Inc.* ..............................          99,275
      700  Winn Dixie Stores, Inc. .....................          10,019
                                                             -----------
                                                                 254,100
                                                             -----------
FOREST PRODUCTS, PAPER--0.33%
      300  Bemis, Inc. .................................          10,088
      300  Boise Cascade Corp. .........................           7,763
      900  Fort James Corp. ............................          20,813
      800  Georgia-Pacific Corp. .......................          21,000
    2,200  International Paper Co. .....................          65,587
    2,500  Kimberly Clark Corp. ........................         143,437
      500  Mead Corp. ..................................          12,625
      300  Temple-Inland, Inc. .........................          12,600
      500  Westvaco Corp. ..............................          12,406
    1,100  Weyerhaeuser Co. ............................          47,300
      500  Willamette Industries, Inc. .................          13,625
                                                             -----------
                                                                 367,244
                                                             -----------
FREIGHT, AIR, SEA & LAND--0.04%
    1,300  FedEx Corp.* ................................          49,400
                                                             -----------
GAS UTILITY--0.08%
      400  Columbia Energy Group .......................          26,250
      100  Eastern Enterprises .........................           6,300
    1,000  El Paso Energy Corp. ........................          50,938
      200  NICOR, Inc. .................................           6,525
                                                             -----------
                                                                  90,013
                                                             -----------
HEAVY MACHINERY--0.04%
    1,100  Deere & Co. .................................          40,700
                                                             -----------
HOTELS--0.06%
      600  Harrah's Entertainment, Inc.* ...............          12,563
    1,700  Hilton Hotels Corp. .........................          15,937
    1,100  Marriott International, Inc. ................          39,669
                                                             -----------
                                                                  68,169
                                                             -----------
HOUSEHOLD PRODUCTS--0.76%
      300  Alberto Culver Co. ..........................           9,169
    1,100  Avon Products, Inc. .........................          48,950
    1,100  Clorox Co. ..................................          49,294
    2,600  Colgate-Palmolive Co. .......................         155,675
      700  Fortune Brands, Inc. ........................          16,144
    4,600  Gillette Co. ................................         160,712
      500  International Flavors and Fragrances ........          15,094
    1,200  Newell Rubbermaid, Inc. .....................          30,900
    5,800  Procter & Gamble Co. ........................         332,050
    1,400  Ralston Purina Co. ..........................          27,912
                                                             -----------
                                                                 845,900
                                                             -----------
INDUSTRIAL PARTS--0.29%
    1,600  Caterpillar, Inc. ...........................          54,200
      300  Crane Co. ...................................           7,294
      900  Genuine Parts Co. ...........................          18,000
      700  Ingersoll Rand Co. ..........................          28,175
      400  ITT Industries, Inc. ........................          12,150
      600  Pall Corp. ..................................          11,100
      500  Parker-Hannifin Corp. .......................          17,125
      300  Snap-On, Inc. ...............................           7,988
      400  Stanley Works ...............................           9,500
      700  Textron, Inc. ...............................          38,019
    2,100  United Technologies Corp. ...................         123,637
                                                             -----------
                                                                 327,188
                                                             -----------
INFORMATION & COMPUTER SERVICES--1.35%
   10,200  America Online Inc.* ........................         538,050
    2,800  Automatic Data Processing, Inc. .............         149,975
      700  Ceridian Corp.* .............................          16,844
      700  Computer Sciences Corp.* ....................          52,281
      700  Dun & Bradstreet Corp. ......................          20,037
    2,100  Electronic Data Systems Corp. ...............          86,625
      600  Equifax, Inc ................................          15,750
    1,800  First Data Corp. ............................          89,325
    1,300  IMS Health, Inc. ............................          23,400
    1,300  Interpublic Group Companies, Inc. ...........          55,900
      800  Omnicom Group, Inc. .........................          71,250
    1,600  Paychex, Inc. ...............................          67,200
      500  Quintiles Transnational Corp.* ..............           7,063
    2,400  Yahoo, Inc.* ................................         297,300
      300  Young & Rubicam Inc.* .......................          17,156
                                                             -----------
                                                               1,508,156
                                                             -----------

8


MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


NUMBER OF
 SHARES                                                         VALUE
---------                                                    -----------
COMMON STOCKS--(CONTINUED)

LEISURE--0.20%
      500  Brunswick Corp. .............................     $     8,281
    1,000  Dominion Resources Inc. .....................          42,875
    1,400  Eastman Kodak Co. ...........................          83,300
    1,400  Harley Davidson Inc. ........................          53,900
      800  Hasbro, Inc. ................................          12,050
    1,900  Mattel, Inc. ................................          25,057
                                                             -----------
                                                                 225,463
                                                             -----------
LIFE INSURANCE--0.28%
      600  Aetna Life & Casualty Co. ...................          38,512
    1,200  AFLAC, Inc. .................................          55,125
    1,100  American General Corp. ......................          67,100
      700  CIGNA Corp. .................................          65,450
    1,500  Conseco, Inc. ...............................          14,625
      900  Lincoln National Corp. ......................          32,512
      600  Torchmark, Inc. .............................          14,813
    1,100  UNUM Provident Corp. ........................          22,069
                                                             -----------
                                                                 310,206
                                                             -----------
LONG DISTANCE & PHONE COMPANIES--2.91%
   16,700  AT&T Corp. ..................................         528,137
    6,900  Bell Atlantic Corp. .........................         350,606
    8,300  BellSouth Corp. .............................         353,788
      600  CenturyTel, Inc. ............................          17,250
    3,900  Global Crossing Ltd.* .......................         102,619
    4,300  GTE Corp. ...................................         267,675
   12,700  MCI Worldcom Inc.* ..........................         582,612
   15,100  SBC Communications, Inc. ....................         653,075
    3,900  Sprint Corp. ................................         198,900
    2,300  U.S. West, Inc. .............................         197,225
                                                             -----------
                                                               3,251,887
                                                             -----------
MEDIA--1.01%
    1,500  Clear Channel Communications* ...............         112,500
    4,000  Comcast Corp., Class A* .....................         162,000
    9,200  Disney, Walt Co. ............................         357,075
      200  Meredith Corp. ..............................           6,750
    5,800  Time Warner, Inc. ...........................         440,800
    1,400  Tribune Co. .................................          49,000
                                                             -----------
                                                               1,128,125
                                                             -----------
MEDICAL PRODUCTS--1.70%
    6,900  Abbott Laboratories .........................         307,481
      500  Alza Corp.* .................................          29,563
      200  Bard, C.R., Inc. ............................           9,625
      200  Bausch & Lomb, Inc. .........................          15,475
    1,300  Baxter International, Inc. ..................          91,406
    1,100  Becton, Dickinson & Co. .....................          31,556
      500  Biomet, Inc. ................................          19,219
    1,800  Boston Scientific Corp.* ....................          39,488
    1,400  Guidant Corp.* ..............................          69,300
    6,200  Johnson & Johnson ...........................         631,625
      300  Mallinckrodt Group, Inc. ....................          13,031
    5,300  Medtronic, Inc. .............................         264,006
      400  St. Jude Medical, Inc.* .....................          18,350
    7,500  Tyco International, Ltd. ....................         355,312
                                                             -----------
                                                               1,895,437
                                                             -----------
MEDICAL PROVIDERS--0.19%
    2,500  Columbia/HCA Healthcare Corp ................          75,937
    1,800  HEALTHSOUTH Corp.* ..........................          12,938
    1,400  Tenet Healthcare Corp.* .....................          37,800
      700  United Healthcare Corp. .....................          60,025
      300  Wellpoint Health Networks, Inc.* ............          21,731
                                                             -----------
                                                                 208,431
                                                             -----------
MINING & METALS--0.20%
    1,000  Alcan Aluminum, Ltd. ........................          31,000
    3,900  Alcoa, Inc. .................................         113,100
      400  Allegheny Technologies, Inc. ................           7,200
      700  Crown Cork & Seal, Inc. .....................          10,500
      900  Inco Ltd.* ..................................          13,838
      400  Nucor Corp. .................................          13,275
      700  Owens Illinois, Inc.* .......................           8,181
      400  Phelps Dodge Corp.* .........................          14,875
      500  USX-U.S. Steel Group, Inc. ..................           9,281
                                                             -----------
                                                                 221,250
                                                             -----------
MOTOR VEHICLES--0.41%
      700  DANA Corp. ..................................          14,831
    2,600  Delphi Automotive Systems Corp. .............          37,863
    5,400  Ford Motor Co. ..............................         232,200
    2,400  General Motors Corp. ........................         139,350
      300  Navistar International Corp.* ...............           9,319
      400  PACCAR, Inc. ................................          15,875
      607  Visteon Corp. ...............................           7,360
                                                             -----------
                                                                 456,798
                                                             -----------
OIL REFINING--0.54%
    1,000  Coastal Corp. ...............................          60,875
    2,800  Conoco, Inc. ................................          68,775
    3,200  Enron Corp. .................................         206,400
      400  Sunoco, Inc. ................................          11,775
    2,500  Texaco, Inc. ................................         133,125
    1,400  USX-Marathon Group ..........................          35,087
    2,000  Williams Companies, Inc. ....................          83,375
                                                             -----------
                                                                 599,412
                                                             -----------

                                                                        9

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


NUMBER OF
 SHARES                                                         VALUE
---------                                                    -----------
COMMON STOCKS--(CONTINUED)

OIL SERVICES--0.35%
    1,500  Baker Hughes, Inc. ..........................     $    48,000
    2,000  Halliburton Co. .............................          94,375
      400  Rowan Companies, Inc.* ......................          12,150
    2,500  Schlumberger, Ltd. ..........................         186,562
      900  Transocean Sedco Forex, Inc. ................          48,094
                                                             -----------
                                                                 389,181
                                                             -----------
OTHER INSURANCE--1.05%
    3,300  Allstate Corp. ..............................          73,425
    6,800  American International Group, Inc. ..........         799,000
      800  Chubb Corp. .................................          49,200
      700  Cincinnati Financial Corp. ..................          22,006
    1,000  Hartford Financial Services Group, Inc. .....          55,937
      500  Jefferson-Pilot Corp. .......................          28,219
      500  Loews Corp. .................................          30,000
      400  MBIA, Inc. ..................................          19,275
      500  MGIC Investment Corp. .......................          22,750
      300  Progressive Corp. ...........................          22,200
      600  SAFECO Corp. ................................          11,925
    1,000  St. Paul Companies, Inc. ....................          34,125
                                                             -----------
                                                               1,168,062
                                                             -----------
PRECIOUS METALS--0.07%
    1,800  Barrick Gold Corp. ..........................          32,738
    1,400  Homestake Mining Co. ........................           9,625
      800  Newmont Mining Corp. ........................          17,300
    1,600  Placer Dome, Inc. ...........................          15,300
                                                             -----------
                                                                  74,963
                                                             -----------
PUBLISHING--0.22%
      400  Deluxe Corp. ................................           9,425
      600  Donnelley, R.R. & Sons Co. ..................          13,538
      400  Dow Jones & Co., Inc. .......................          29,300
    1,200  Gannett, Inc. ...............................          71,775
      300  Harcourt General, Inc. ......................          16,312
      400  Knight Ridder, Inc. .........................          21,275
      900  McGraw-Hill Companies, Inc. .................          48,600
      800  New York Times Co., Class A .................          31,600
                                                             -----------
                                                                 241,825
                                                             -----------
RAILROADS--0.16%
    1,900  Burlington Northern Santa Fe, Inc. ..........          43,581
    1,000  CSX Corp. ...................................          21,188
      500  Kansas City Southern Industries, Inc. .......          44,344
    1,700  Norfolk Southern Corp. ......................          25,287
    1,100  Union Pacific Corp. .........................          40,906
                                                             -----------
                                                                 175,306
                                                             -----------
RESTAURANTS--0.24%
      600  Darden Restaurants, Inc. ....................           9,750
    5,900  McDonalds Corp. .............................         194,332
      800  Starbucks Corp.* ............................          30,550
      700  Tricon Global Restaurants, Inc.* ............          19,775
      500  Wendy's International, Inc. .................           8,906
                                                             -----------
                                                                 263,313
                                                             -----------
SECURITIES & ASSET MANAGEMENT--0.86%
      600  Bear Stearns Company, Inc. ..................          24,975
    6,100  Charles Schwab Corp. ........................         205,112
    1,100  Franklin Resources, Inc. ....................          33,413
      600  Lehman Brothers Holdings, Inc. ..............          56,737
    1,700  Merrill Lynch & Co., Inc. ...................         195,500
    5,100  Morgan Stanley Dean Witter & Co. ............         424,575
      600  T. Rowe Price & Associates, Inc. ............          25,500
                                                             -----------
                                                                 965,812
                                                             -----------
SEMICONDUCTOR--3.42%
      700  Advanced Micro Devices, Inc.* ...............          54,075
      900  Altera Corp.* ...............................          91,744
    1,600  Analog Devices, Inc.* .......................         121,600
    3,600  Applied Materials, Inc.* ....................         326,250
    1,000  Conexant Systems, Inc.* .....................          48,625
   14,900  Intel Corp. .................................       1,991,944
    1,400  Linear Technology Corp. .....................          89,512
    1,400  LSI Logic Corp.* ............................          75,775
    1,300  Maxim Integrated Productions Inc.* ..........          88,319
    2,500  Micron Technology, Inc.* ....................         220,156
      800  National Semiconductor Corp.* ...............          45,400
      600  Novellus Systems Inc.* ......................          33,938
      200  Perkinelmer, Inc. ...........................          13,225
    7,300  Texas Instruments, Inc. .....................         501,419
    1,400  Xilinx, Inc.* ...............................         115,587
                                                             -----------
                                                               3,817,569
                                                             -----------
SPECIALTY RETAIL--0.96%
      600  Autozone, Inc.* .............................          13,200
      600  Bed, Bath & Beyond, Inc.* ...................          21,750
      900  Best Buy Company, Inc.* .....................          56,925
      900  Circuit City Stores, Inc. ...................          29,869
    1,700  CVS Corp. ...................................          68,000
    1,500  Dollar General Corp. ........................          29,250
   10,300  Home Depot, Inc. ............................         514,356
    1,700  Lowe's Companies, Inc. ......................          69,806
    1,500  Office Depot, Inc.* .........................           9,375
      800  Radioshack Corp. ............................          37,900
    1,200  Rite Aid Corp. ..............................           7,875
    2,200  Staples, Inc.* ..............................          33,825
      300  Tiffany & Co. ...............................          20,256
    1,000  Toys R Us, Inc.* ............................          14,562

10


MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

NUMBER OF
 SHARES                                                         VALUE
---------                                                    -----------
COMMON STOCKS--(CONCLUDED)

SPECIALTY RETAIL--(CONCLUDED)
    4,500  Walgreen Co. ................................     $   144,844
                                                             -----------
                                                               1,071,793
                                                             -----------
THRIFT--0.09%
      700  Golden West Financial Corp. .................          28,569
    2,500  Washington Mutual, Inc. .....................          72,187
                                                             -----------
                                                                 100,756
                                                             -----------
TOBACCO--0.25%
   10,200  Philip Morris Companies, Inc. ...............         270,938
      800  UST, Inc. ...................................          11,750
                                                             -----------
                                                                 282,688
                                                             -----------
WIRELESS TELECOMMUNICATIONS--0.48%
    1,400  Alltel Corp. ................................          86,713
    3,400  Nextel Communications, Inc.* ................         208,037
    4,100  Sprint Corp.* ...............................         243,950
                                                             -----------
                                                                 538,700
                                                             -----------
Total Common Stocks (cost--$52,774,968) ................      55,767,636
                                                             -----------

 Principal
  Amount
   (000)                                                                       Maturity Dates   Interest Rates
-----------                                                                    --------------   --------------
SHORT-TERM U.S. GOVERNMENT AND AGENCY OBLIGATIONS@--50.04%
$   1,874  Federal Farm Credit Bank Discount Notes ...........................     07/03/00          6.570%           1,873,316
   54,024  U.S. Treasury Bills (1) ...........................................     07/06/00          4.380           53,991,136
                                                                                                                   ------------
Total Short-Term U.S. Government and Agency Obligations (cost--$55,864,452) ..                                       55,864,452
                                                                                                                   ------------
Total Investments (cost--$108,639,420)--99.99% ...............................                                      111,632,088
Other assets in excess of liabilities--0.01% .................................                                           10,018
                                                                                                                   ------------
Net Assets--100.00% ..........................................................                                     $111,642,106
                                                                                                                   ============

------------------------------
@     Yield to maturity on discounted securities
*     Non-income producing security.
(1)   Security, or a portion thereof, was on loan at June 30, 2000.
ADR   American Depositary Receipt.
+ The common stock portion of the portfolio is allocated in proportion to the S&P 500 Index. Since the Fund has allocated only 50% of the portfolio to common stocks, it represents half the weighting of the S&P 500 Index.


                See accompanying notes to financial statements.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


STATEMENT OF ASSETS AND LIABILITIES                   JUNE 30, 2000 (UNAUDITED)


ASSETS
Investments in securities, at value (cost--$108,639,420) ..........................................  $111,632,088
Investments of cash collateral received for securities loaned, at value (cost--$26,169,250) .......    26,169,250
Cash ..............................................................................................         1,933
Receivable for investments sold ...................................................................       445,407
Dividends and interest receivable .................................................................        58,968
Other assets ......................................................................................         1,567
                                                                                                     ------------
Total assets ......................................................................................   138,309,213
                                                                                                     ------------
LIABILITIES
Payable for cash collateral for securities loaned .................................................    26,169,250
Payable for investments purchased .................................................................       365,782
Payable to affiliates .............................................................................       102,374
Accrued expenses and other liabilities ............................................................        29,701
                                                                                                     ------------
Total liabilities .................................................................................    26,667,107
                                                                                                     ------------
NET ASSETS
Beneficial interest--$0.001 par value (unlimited amount authorized) ...............................   106,700,166
Undistributed net investment income ...............................................................     1,299,317
Accumulated net realized gains from investment transactions .......................................       649,955
Net unrealized appreciation of investments ........................................................     2,992,668
                                                                                                     ------------
Net assets ........................................................................................  $111,642,106
                                                                                                     ============
CLASS H:
Net assets ........................................................................................  $ 38,514,954
                                                                                                     ------------
Shares outstanding ................................................................................     2,372,005
                                                                                                     ------------
Net asset value, offering price and redemption value per share ....................................        $16.24
                                                                                                           ======
CLASS I:
Net assets ........................................................................................  $ 73,127,152
                                                                                                     ------------
Shares outstanding ................................................................................     4,510,805
                                                                                                     ------------
Net asset value, offering price and redemption value per share ....................................        $16.21
                                                                                                           ======

               See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


STATEMENT OF OPERATIONS


                                                                        FOR THE SIX
                                                                        MONTHS ENDED
                                                                       JUNE 30, 2000
                                                                        (UNAUDITED)
                                                                       -------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $1,550) ...............   $   286,898
Interest .............................................................     1,432,077
                                                                         -----------
                                                                           1,718,975
                                                                         -----------
EXPENSES:
Investment advisory and administration ...............................       253,965
Distribution fees--Class I ...........................................        79,485
Legal and audit ......................................................        34,085
Custody and accounting ...............................................        31,706
Reports and notices to shareholders ..................................        29,682
Trustees' fees .......................................................         3,750
Transfer agency fees and related service expenses ....................         3,889
Other expenses .......................................................        10,387
                                                                         -----------
                                                                             446,949
Less: Fee waiver from adviser ........................................       (27,693)
                                                                         -----------
Net expenses .........................................................       419,256
                                                                         -----------
Net investment income ................................................     1,299,719
                                                                         -----------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions ......................     2,282,594
Net change in unrealized appreciation/depreciation of investments ....    (2,774,790)
                                                                         -----------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES ........      (492,196)
                                                                         -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $   807,523
                                                                         ===========


             See accompanying notes to financial statements
                                                                              13

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS


                                                                               FOR THE SIX
                                                                               MONTHS ENDED        FOR THE
                                                                              JUNE 30, 2000       YEAR ENDED
                                                                               (UNAUDITED)     DECEMBER 31, 1999
                                                                              -------------    -----------------
FROM OPERATIONS:
Net investment income ....................................................     $  1,299,719       $   332,626
Net realized gains from investment transactions ..........................        2,282,594         6,095,928
Net change in unrealized appreciation/depreciation of investments ........       (2,774,790)        2,759,506
                                                                               ------------       -----------
Net increase in net assets resulting from operations .....................          807,523         9,188,060
                                                                               ------------       -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H ...........................................          (12,379)         (121,887)
Net investment income--Class I ...........................................          (20,565)         (178,197)
Net realized gains from investments--Class H .............................         (799,723)       (2,297,887)
Net realized gains from investments--Class I .............................       (1,328,551)       (3,350,550)
                                                                               ------------       -----------
Total dividends and distributions to shareholders ........................       (2,161,218)       (5,948,521)
                                                                               ------------       -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares .....................................       28,216,884        87,368,412
Cost of shares repurchased ...............................................       (8,509,455)      (28,070,328)
Proceeds from dividends reinvested .......................................        2,161,268         6,095,944
                                                                               ------------       -----------
Net increase in net assets from beneficial interest transactions .........       21,868,697        65,394,028
                                                                               ------------       -----------
Net increase in net assets ...............................................       20,515,002        68,633,567

NET ASSETS:
Beginning of period ......................................................       91,127,104        22,493,537
                                                                               ------------       -----------
End of period (including undistributed net investment income of
   $1,299,317 and $32,542, respectively) .................................     $111,642,106       $91,127,104
                                                                               ============       ===========


                  See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

    Mitchell Hutchins Series Trust--Tactical Allocation Portfolio (the "Portfolio") is a diversified Portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen Portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

    Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

    The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

    VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), a wholly owned subsidiary of Paine Webber Group Inc. ("PW Group"), and investment adviser and administrator of the Portfolio. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt-instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

    REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

    INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date"). Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

    Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

    DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT ADVISER AND ADMINISTRATOR

    The board has approved an investment advisory and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolio. In accordance with the Advisory Contract, the Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed daily and payable monthly, at an annual rate of 0.50% of the Portfolio's average daily net assets. At June 30, 2000, the Portfolio owed Mitchell Hutchins $45,338 in investment advisory and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Portfolio's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended June 30, 2000, Mitchell Hutchins waived $4,238.

    For the six months ended June 30, 2000, the Fund paid no brokerage commissions to PaineWebber for transactions executed on behalf of the Fund.

    On July 12, 2000, PW Group and UBS AG ("UBS") announced that they had entered into an agreement and plan of merger under which PW Group will merge into a wholly owned subsidiary of UBS. If all required approvals are obtained and the required conditions are satisfied, PW Group and UBS expect to complete the transaction in the fourth quarter of 2000. UBS, with headquarters in Zurich, Switzerland, is an internationally diversified organization with operations in many areas of the financial services industry.

DISTRIBUTION PLAN

    Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period January 1, 2000 to February 29, 2000, Mitchell Hutchins voluntarily agreed to waive $23,455 of the distribution fees on Class I Shares. At June 30, 2000, the Portfolio owed Mitchell Hutchins $56,030 in distribution fees.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


SECURITY LENDING

    The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended June 30, 2000, the Portfolio earned $31,212 for lending its securities and PaineWebber earned $10,856 in compensation as the Portfolio's lending agent. At June 30, 2000, the Portfolio owed PaineWebber $1,006 in compensation.

     As of June 30, 2000, the Portfolio held cash and/or cash equivalents having an aggregate value of $26,169,250 as collateral for portfolio securities loaned having a market value of $25,728,725. The cash collateral was invested in the following money market funds:

 NUMBER OF
  SHARES                                                                                         VALUE
----------                                                                                   -------------
 4,921,650   AIM Liquid Assets Portfolio ...................................................  $  4,921,650
 1,613,442   AIM Prime Portfolio ...........................................................     1,613,442
19,634,158   Mitchell Hutchins Private Money Market Fund LLC ...............................    19,634,158
                                                                                             -------------
Total investments of cash collateral received for securities loaned (cost--$26,169,250) ...   $26,169,250
                                                                                             =============

BANK LINE OF CREDIT

    The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at a rate based on prevailing market rates in effect at the time of borrowings. For the six months ended June 30, 2000, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

    For federal income tax purposes, the cost of securities owned at June 30, 2000, was substantially the same as the cost of securities for financial statement purposes.

    At June 30, 2000, the components of net unrealized appreciation of investments were as follows:

     Gross appreciation (investments having an excess of value over cost) ..    $ 7,229,690
     Gross depreciation (investments having an excess of cost over value) ..     (4,237,022)
                                                                                -----------
     Net unrealized appreciation of investments ............................    $ 2,992,668
                                                                                ===========

    For the six months ended June 30, 2000, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $62,503,270 and $75,455,834, respectively.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


FEDERAL TAX STATUS

    The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

SHARES OF BENEFICIAL INTEREST

    There are an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                  CLASS H                                              CLASS I
                           ---------------------------------------------------- --------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                    FOR THE                   FOR THE                    FOR THE               JANUARY 5, 1999++
                               SIX MONTHS ENDED              YEAR ENDED             SIX MONTHS ENDED                THROUGH
                                 JUNE 30, 2000           DECEMBER 31, 1999            JUNE 30, 2000            DECEMBER 31, 1999
                           ------------------------  -------------------------- ------------------------- ------------------------
                             SHARES       AMOUNT        SHARES        AMOUNT       SHARES      AMOUNT       SHARES        AMOUNT
                           ----------  ------------  ------------ ------------- ----------- ------------- ----------- ------------
Shares sold...............   363,870   $ 5,881,876     2,060,203  $ 33,179,597   1,383,334   $22,335,008   3,333,610   $54,188,815
Shares repurchased........  (268,675)   (4,335,867)   (1,499,667)  (24,078,224)   (258,690)   (4,173,588)   (245,923)   (3,992,104)
Reinvestment of dividends.    50,347       812,152       157,007     2,567,197      83,692     1,349,116     214,782     3,528,747
                           ----------  ------------  ------------ ------------- ----------- ------------- ----------- -------------
Net increase..............   145,542   $ 2,358,161       717,543  $ 11,668,570   1,208,336   $19,510,536   3,302,469   $53,725,458
                           ==========  ============  ============ ============= =========== ============= =========== =============

---------------------
++  Commencement of issuance of shares.

MITCHELL HUTCHINS SERIES TRUST--TACTICAL ALLOCATION PORTFOLIO


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                   CLASS H                                   CLASS I
                                               --------------------------------------------------- -------------------------------
                                                FOR THE SIX                      FOR THE PERIOD     FOR THE SIX    FOR THE PERIOD
                                               MONTHS ENDED        FOR THE     SEPTEMBER 28, 1998+  MONTHS ENDED JANUARY 5, 1999++
                                               JUNE 30, 2000     YEAR ENDED         THROUGH        JUNE 30, 2000      THROUGH
                                                (UNAUDITED)  DECEMBER 31, 1999 DECEMBER 31, 1998    (UNAUDITED)  DECEMBER 31, 1999
                                               ------------- ----------------- ------------------- ------------- -----------------
Net asset value, beginning of period .........    $ 16.49           $ 14.91           $ 12.00         $ 16.48           $ 14.89
                                                  -------           -------           -------         -------           -------
Net investment income ........................       0.21@             0.11@             0.02            0.20@             0.11@

Net realized and unrealized gains (losses)
  from investments ...........................      (0.11)@            2.64@             2.99           (0.12)@            2.65@
                                                  -------           -------           -------         -------           -------
Net increase from investment operations ......       0.10              2.75              3.01            0.08              2.76
                                                  -------           -------           -------         -------           -------
Dividends from net investment income .........      (0.01)            (0.06)            (0.02)          (0.01)            (0.06)
Distributions from net realized gains
 from investments ............................      (0.34)            (1.11)            (0.08)          (0.34)            (1.11)
                                                  -------           -------           -------         -------           -------
Total dividends and distributions to
 shareholders ................................      (0.35)            (1.17)            (0.10)          (0.35)            (1.17)
                                                  -------           -------           -------         -------           -------
Net asset value, end of period ...............    $ 16.24           $ 16.49           $ 14.91         $ 16.21           $ 16.48
                                                  =======           =======           =======         =======           =======
Total investment return(1) ...................       0.61%            18.43%            24.98%           0.48%            18.52%
                                                  =======           =======           =======         =======           =======
Ratios/Supplemental data:
Net assets, end of period (000's) ............    $38,515           $36,714           $22,494         $73,127           $54,413
Expenses to average net assets,
  before waiver from adviser .................       0.72%*            0.74%             0.95%*          0.97%*            0.99%*
Expenses to average net assets,
  after waiver from adviser ..................       0.71%*            0.74%             0.95%*          0.89%*            0.74%*
Net investment income to average net assets,
  before waiver from adviser .................       2.66%*            0.71%             0.77%*          2.41%*            0.56%*
Net investment income to average net assets,
  after waiver from adviser ..................       2.67%*            0.71%             0.77%*          2.49%*            0.81%*
Portfolio turnover rate ......................        104%              110%                6%            104%              110%

----------------------
+   Commencement of operations.
++  Commencement of issuance of shares.
*   Annualized.
@   Calculated using the average monthly shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

                                         ---------------------------------------

                                         SEMIANNUAL REPORT

                                         MITCHELL HUTCHINS SERIES

                                         TRUST



                                         TACTICAL

                                         ALLOCATION

                                         PORTFOLIO











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